IDX DYNAMIC FIXED INCOME ETF

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value
99.43%	EXCHANGE TRADED FUNDS
91.32%	CORPORATE BOND
	iShares iBoxx $ High Yield Corporate Bond ETF	101,462	$8,155,516
	PIMCO Multisector Bond Active ETF	349,419	9,235,144
	SPDR® Bloomberg Short Term High Yield Bond ETF	320,199	8,142,661
	VanEck Fallen Angel High Yield Bond ETF	281,564	8,204,775
			33,738,096

5.01%	MID-TERM TREASURIES
	iShares 7-10 Year Treasury Bond ETF	19,523	1,852,733

3.10%	SHORT TERM TREASURY
	ProShares UltraShort 20+ Year Treasury ETF	24,128	871,262
	SPDR Bloomberg 1-3 Month T-Bill ETF	2,992	274,516
			1,145,778

99.43%	TOTAL EXCHANGE TRADED FUNDS		36,736,607

99.43%	TOTAL INVESTMENTS		36,736,607

0.57%	Other assets, net of liabilities		209,407
100.00%	NET ASSETS		$36,946,014

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$36,736,607	$—	$—	$36,736,607
TOTAL INVESTMENTS	$36,736,607	$—	$—	$36,736,607

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,337,040, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$414,621
Gross unrealized depreciation	(15,054)
Net unrealized appreciation	$399,567